UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	9-29-95	–28.66	–4.83	–2.11	—	–5.79	–28.66	–21.93	–19.18	—

B	5-20-02	–29.12	–4.93	—	–3.29	–6.04	–29.12	–22.34	—	–20.75

C	5-20-02	–26.22	–4.57	—	–3.29	–2.15	–26.22	–20.84	—	–20.75

I1	5-20-02	–24.53	–3.41	—	–2.15	–0.55	–24.53	–15.94	—	–13.98

R1[1]	8-5-03	–25.11	–4.20	—	–1.51	–0.95	–25.11	–19.31	—	–8.34

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2010. The net expenses are as follows: Class A — 1.30%, Class B — 2.05%, Class C — 2.05%, Class I — 0.85% and Class R1 — 1.80%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.38%, Class B — 2.13%, Class C — 2.13%, Class I — 0.89% and Class R1 — 1.84%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses may increase and results may have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

6	U.S. Global Leaders Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	5-20-02	$7,925	$7,925	$9,150	$9,132

C2	5-20-02	7,925	7,925	9,150	9,132

I3	5-20-02	8,602	8,602	9,150	9,132

R1[3]	8-5-03	9,166	9,166	10,131	10,149

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index — Index 2 — is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$991.70	$6.52

Class B	1,000.00	988.20	10.20

Class C	1,000.00	988.20	10.20

Class I	1,000.00	994.50	4.15

Class R1	1,000.00	990.50	8.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.20	$6.61

Class B	1,000.00	1,014.50	10.34

Class C	1,000.00	1,014.50	10.34

Class I	1,000.00	1,020.60	4.21

Class R1	1,000.00	1,016.70	8.15

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.07%, 0.84% and 1.63% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 holdings[1]

Visa, Inc. (Class A)	5.8%	National-Oilwell Varco, Inc.	4.1%

Staples, Inc.	5.4%	Google, Inc. (Class A)	4.1%

Amazon.com, Inc.	4.4%	QUALCOMM, Inc.	4.1%

Automatic Data Processing, Inc.	4.4%	Coca-Cola Co.	4.0%

Teva Pharmaceutical Industries, Ltd.	4.3%	Genzyme Corp.	3.9%

Sector composition[2,3]

Information technology	30%	Financials	8%

Consumer discretionary	19%	Energy	6%

Health care	17%	Materials	6%

Consumer staples	13%	Short-term investments & other	1%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 99.53%		$581,901,223

(Cost $589,940,491)

Application Software 3.50%		20,450,521

SAP AG, ADR (L)	536,900	20,450,521

Asset Management & Custody Banks 3.76%		21,974,601

State Street Corp.	643,850	21,974,601

Biotechnology 3.91%		22,862,571

Genzyme Corp. (I)	428,700	22,862,571

Communications Equipment 4.06%		23,749,984

QUALCOMM, Inc.	561,200	23,749,984

Computer Hardware 3.09%		18,069,188

Apple, Inc. (I)	143,600	18,069,188

Consumer Finance 3.13%		18,276,934

American Express Co.	724,700	18,276,934

Data Processing & Outsourced Services 10.19%		59,599,808

Automatic Data Processing, Inc.	727,450	25,606,240

Visa, Inc. (Class A)	523,300	33,993,568

Fertilizers & Agricultural Chemicals 2.95%		17,275,115

Monsanto Co.	203,500	17,275,115

Food Distributors 3.76%		21,979,193

SYSCO Corp.	942,100	21,979,193
Health Care Distributors 1.90%		11,109,528

Henry Schein, Inc. (I)	270,700	11,109,528

Health Care Equipment 6.14%		35,885,261

Medtronic, Inc.	575,526	18,416,832

Zimmer Holdings, Inc. (I)	397,100	17,468,429

Health Care Supplies 1.05%		6,127,542

Dentsply International, Inc.	214,100	6,127,542

Home Improvement Retail 3.57%		20,889,400

Lowe’s Cos., Inc.	971,600	20,889,400

Hotels, Resorts & Cruise Lines 2.37%		13,834,432

Marriott International, Inc. (Class A)	587,200	13,834,432

Household Products 2.81%		16,463,619

Procter & Gamble Co.	333,002	16,463,619

Internet Retail 4.44%		25,951,596

Amazon.com, Inc. (I)	322,300	25,951,596

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Internet Software & Services 4.08%					$23,873,031

Google, Inc. (Class A) (I)				60,290	23,873,031

Oil & Gas Equipment & Services 6.29%					36,784,731

National-Oilwell Varco, Inc. (I)				789,150	23,895,462

Schlumberger, Ltd.				263,100	12,889,269

Pharmaceuticals 4.28%					25,004,133

Teva Pharmaceutical Industries, Ltd., ADR				569,700	25,004,133

Restaurants 3.14%					18,337,304

Starbucks Corp. (I)				1,268,140	18,337,304

Soft Drinks 6.74%					39,385,895

Coca-Cola Co.				547,900	23,587,095

PepsiCo, Inc.				317,500	15,798,800

Specialty Chemicals 3.12%					18,249,570

Ecolab, Inc.				473,400	18,249,570

Specialty Stores 5.38%					31,454,511

Staples, Inc.				1,525,437	31,454,511

Systems Software 5.87%					34,312,755

Microsoft Corp.				866,850	17,562,381

Oracle Corp.				866,100	16,750,374

		Interest
Issuer		rate		Shares	Value

Short-term investments 1.86%					$10,912,500

(Cost $10,912,500)

Cash Equivalents 1.68%					9,812,500

John Hancock Cash Investment Trust (T) (W)		0.7696% (Y)		9,812,500	9,812,500

Interest		Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency 0.18%					1,100,000

Federal Home Loan Bank,
Discount Notes	Zero	05-01-09	AAA	$1,100	1,100,000

Total investments (Cost $600,852,991)† 101.39%					$592,813,723

Liabilities in excess of other assets (1.39%)					($8,145,674)

Total net assets 100.00%					$584,668,049

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

12	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s rating are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $617,402,774. Net unrealized depreciation aggregated $24,589,051, of which $66,501,293 related to appreciated investment securities and $91,090,344 related to depreciated investment securities.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $591,040,491) including
$9,522,500 of securities loaned (Note 2)	$583,001,223
Investments in affiliated issuers, at value (Cost $9,812,500) (Note 2)	9,812,500
Total investments, at value (Cost $600,852,991)	592,813,723
Cash	71,228
Receivable for investments sold	7,260,799
Receivable for fund shares sold	1,080,545
Dividends receivable	387,305
Receivable for security lending income	14,191
Receivable from affiliates	55,837
Other receivables and prepaid assets	43,829
Total assets	601,727,457

Liabilities

Payable for investments purchased	5,754,176
Payable for fund shares repurchased	919,172
Payable upon return of securities loaned (Note 2)	9,812,500
Payable to affiliates
Accounting and legal services fees	28,097
Transfer agent fees	101,136
Distribution and service fees	166,053
Trustees’ fees	35,469
Management fees	84,382
Other liabilities and accrued expenses	158,423
Total liabilities	17,059,408

Net assets

Capital paid-in	$700,301,956
Distributions in excess of net investment income	103,837
Accumulated net realized loss on investments	(107,698,476)
Net unrealized appreciation on investments	(8,039,268)
Net assets	$584,668,049

Net asset value per share

Class A ($458,818,276 ÷ 22,531,794 shares)	$20.36
Class B ($46,229,194 ÷ 2,390,164 shares)[1]	$19.34
Class C ($53,990,980 ÷ 2,791,235 shares)[1]	$19.34
Class I ($24,173,119 ÷ 1,157,906 shares)	$20.88
Class R1 ($1,456,480 ÷ 72,946 shares)	$19.97

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.43

1 Redemption price is equal to net asset value less any applicable contigent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,476,799
Securities lending	26,708
Income from affiliated issuers	24,874
Interest	912
Less foreign taxes withheld	(35,258)

Total investment income	4,494,035

Expenses

Investment management fees (Note 5)	2,143,403
Distribution and service fees (Note 5)	1,045,563
Transfer agent fees (Note 5)	1,832,118
State registration fees	17,186
Printing and postage fees	70,645
Professional fees	41,775
Custodian fees	76,199
Registration and filing fees	18,542
Accounting and legal services fees (Note 5)	57,575
Trustees’ fees	30,709
Proxy fees	167,123
Miscellaneous	14,262

Total expenses	5,515,100
Less expense reductions (Note 5)	(1,436,243)

Net expenses	4,078,857

Net investment income	415,178

Realized and unrealized gain (loss)

Net realized loss on investments	(77,882,617)
Change in net unrealized appreciation (depreciation) on investments	59,685,613

Net realized and unrealized loss	(18,197,004)

Decrease in net assets from operations	($17,781,826)

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets
From operations
Net investment income (loss)	$415,178	$78,351	($576,956)
Net realized gain (loss)	(77,882,617)	(18,290,591)	83,713,573
Change in net unrealized appreciation
(depreciation)	59,685,613	(284,808,734)	(36,267,593)

Increase (decrease) in net assets resulting
from operations	(17,781,826)	(303,020,974)	46,869,024

Distributions to shareholders
From net investment income
Class A	(257,002)	—	—
Class I	(99,277)	—	—
From net realized gain
Class A	(7,473,593)	—	(38,392,578)
Class B	(780,622)	—	(4,258,299)
Class C	(864,357)	—	(4,531,561)
Class I	(684,865)	—	(251,102)
Class R1	(25,241)	—	(123,445)

Total distributions	(10,184,957)	—	(47,556,985)

From Fund share transactions (Note 7)	(110,688,751)	(226,086,028)	(369,050,878)

Total decrease	(138,655,534)	(529,107,002)	(369,738,839)

Net assets

Beginning of period	723,323,583	1,252,430,585	1,622,169,424

End of period	$584,668,049	$723,323,583	$1,252,430,585
Distribution in excess of net
investment income	$103,837	$44,938	($33,143)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03
Per share operating performance

Net asset value, beginning
of period	$20.87	$28.80	$28.85	$28.44	$27.84	$25.72	$21.57
Net investment income (loss)[3]	0.02	0.03	0.03	—[4]	(0.04)	0.15	—[4]
Net realized and unrealized gain
(loss) on investments	(0.23)	(7.96)	1.04	0.41	0.64	2.04	4.15
Total from investment
operations	(0.21)	(7.93)	1.07	0.41	0.60	2.19	4.15
Less distributions
From net investment income	(0.01)	—	—	—	—	—	—
From net realized gain	(0.29)	—	(1.12)	—	—	(0.07)	—
Total distributions	(0.30)	—	(1.12)	—	—	(0.07)	—
Net asset value, end of period	$20.36	$20.87	$28.80	$28.85	$28.44	$27.84	$25.72
Total return(%)[5]	(0.83)[6,7]	(27.53)[6,7]	3.67[6]	1.44[6]	2.16[6]	8.51	19.24[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$459	$552	$1,022	$1,263	$1,271	$893	$392
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.84[8]	1.38[8]	1.32	1.32	1.33	1.32	1.36
Expenses net of all fee waivers	1.32[8]	1.30[8]	1.27	1.28	1.28	1.32	1.35
Expenses net of all fee waivers
and credits	1.32[8]	1.30[8]	1.27	1.28	1.28	1.32	1.35
Net investment income (loss)	0.25[8]	0.13[8]	0.10	—[9]	(0.14)	0.57	(0.02)
Portfolio turnover (%)	16	58	27	34	28	16	15

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Less than 0.01%.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03
Per share operating performance

Net asset value, beginning
of period	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41	$21.47
Net investment loss[3]	(0.04)	(0.13)	(0.18)	(0.20)	(0.24)	(0.05)	(0.18)
Net realized and unrealized gain
(loss) on investments	(0.23)	(7.61)	1.00	0.39	0.63	2.00	4.12
Total from investment
operations	(0.27)	(7.74)	0.82	0.19	0.39	1.95	3.94
Less distributions
From net realized gain	(0.29)	—	(1.12)	—	—	—	—
Net asset value, end of period	$19.34	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41
Total return (%)[4]	(1.18)[5,6]	(28.00)[5,6]	2.90[5]	0.68[5]	1.43[5]	7.67	18.35[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$46	$56	$107	$151	$218	$208	$164
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.59[7]	2.13[7]	2.07	2.07	2.08	2.07	2.11
Expenses net of all fee waivers	2.07[7]	2.05[7]	2.02	2.03	2.03	2.07	2.10
Expenses net of all fee waivers
and credits	2.07[7]	2.05[7]	2.02	2.03	2.03	2.07	2.10
Net investment loss	(0.51)[7]	(0.63)[7]	(0.65)	(0.75)	(0.88)	(0.21)	(0.77)
Portfolio turnover (%)	16	58	27	34	28	16	15

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03
Per share operating performance

Net asset value, beginning
of period	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41	$21.47
Net investment loss[3]	(0.04)	(0.13)	(0.18)	(0.20)	(0.24)	(0.04)	(0.18)
Net realized and unrealized gain
(loss) on investments	(0.23)	(7.61)	1.00	0.39	0.63	1.99	4.12
Total from investment
operations	(0.27)	(7.74)	0.82	0.19	0.39	1.95	3.94
Less distributions
From net realized gain	(0.29)	—	(1.12)	—	—	—	—
Net asset value, end of period	$19.34	$19.90	$27.64	$27.94	$27.75	$27.36	$25.41
Total return (%)[4]	(1.18)[5,6]	(28.00)[5,6]	2.90[5]	0.68[5]	1.43[5]	7.67	18.35[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$54	$62	$114	$186	$284	$246	$160
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.59[7]	2.13[7]	2.07	2.07	2.08	2.07	2.11
Expenses net of all fee waivers	2.07[7]	2.05[7]	2.02	2.03	2.03	2.07	2.10
Expenses net of all fee waivers
and credits	2.07[7]	2.05[7]	2.02	2.03	2.03	2.07	2.10
Net investment income (loss)	(0.51)[7]	(0.63)[7]	(0.65)	(0.75)	(0.88)	(0.17)	(0.77)
Portfolio turnover (%)	16	58	27	34	28	16	15

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03
Per share operating performance

Net asset value, beginning
of period	$21.37	$29.38	$29.28	$28.74	$28.00	$25.87	$21.60
Net investment income[3]	0.07	0.13	0.16	0.12	0.08	0.25	0.10
Net realized and unrealized gain
(loss) on investments	(0.23)	(8.14)	1.06	0.42	0.66	2.06	4.17
Total from investment
operations	(0.16)	(8.01)	1.22	0.54	0.74	2.31	4.27
Less distributions
From net investment income	(0.04)	—	—	—	—	—	—
From net realized gain	(0.29)	—	(1.12)	—	—	(0.18)	—
Total distributions	(0.33)	—	(1.12)	—	—	(0.18)	—
Net asset value, end of period	$20.88	$21.37	$29.38	$29.28	$28.74	$28.00	$25.87
Total return (%)[4]	(0.55)[5,6]	(27.26)[5,6]	4.13[5]	1.88[5]	2.64[5]	8.94	19.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$51	$7	$18	$13	$8	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.96[7]	0.89[7]	0.88	0.87	0.90	0.90	0.90
Expenses net of all fee waivers	0.84[7]	0.85[7]	0.84	0.84	0.85	0.90	0.90
Expenses net of all fee waivers
and credits	0.84[7]	0.85[7]	0.84	0.84	0.85	0.90	0.90
Net investment income	0.73[7]	0.60[7]	0.54	0.43	0.30	0.94	0.43
Portfolio turnover (%)	16	58	27	34	28	16	15

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS R1 SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03[3]
Per share operating performance

Net asset value, beginning
of period	$20.49	$28.50	$28.63	$28.35	$27.77	$25.68	$23.02
Net investment income (loss)[4]	—[5]	(0.08)	(0.06)	(0.12)	(0.12)	0.16	(0.04)
Net realized and unrealized gain
(loss) on investments	(0.23)	(7.93)	1.05	0.40	0.70	1.95	2.70
Total from investment
operations	(0.23)	(8.01)	0.99	0.28	0.58	2.11	2.66
Less distributions
From net realized gain	(0.29)	—	(1.12)	—	—	(0.02)	—
Net asset value, end of period	$19.97	$20.49	$28.50	$28.63	$28.35	$27.77	$25.68
Total return (%)[6]	(0.95)[7,8]	(28.11)[7,8]	3.43[8]	0.99[8]	2.09[8]	8.20	11.56[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2	$3	$6	$5	$2	—[9]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.77[10]	1.84[10]	1.63	1.73	1.59	1.53	1.75[10]
Expenses net of all fee waivers	1.63[10]	1.80[10]	1.59	1.70	1.54	1.53	1.75[10]
Expenses net of all fee waivers
and credits	1.63[10]	1.80[10]	1.59	1.70	1.54	1.53	1.75[10]
Net investment income (loss)	(0.05)[10]	(0.38)[10]	(0.21)	(0.42)	(0.42)	0.60	(0.42)[10]
Portfolio turnover (%)	16	58	27	34	28	16	15

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Class R1 shares began operations on 8-5-03.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

22	U.S. Global Leaders Growth Fund | Semiannual report

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$591,713,723	—
Level 2 — Other Significant Observable Inputs	1,100,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$592,813,723	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income.The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned

Semiannual report | U.S. Global Leaders Growth Fund	23

securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $13,266,070 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss

24	U.S. Global Leaders Growth Fund | Semiannual report

carryforward expires as follows: October 31, 2009 — $6,617,824 and October 31, 2016 —$6,648,246. Availability of a certain amount of the loss carryforward, which were acquired on April 8, 2005, in a merger with John Hancock Large Cap Growth Fund, may be limited in a given year.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended December 31, 2007 the tax character of distributions paid was as follows: long-term capital gain: $47,556,985. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit riskrelated contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties

Sector risk — technology

The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a

Semiannual report | U.S. Global Leaders Growth Fund	25

subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $3,000,000,000 and (c) 0.65% in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP (SGA). The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.79% of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions related to this total expense limitation amounted to $368,664 and there were no class-specific total expense reductions during the period ended April 30, 2009.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class I and Class R1 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $87,586 with regard to sales of Class A shares. Of this amount, $12,708 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $62,798 was paid as sales commissions to unrelated broker-dealers and $12,080 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses

26	U.S. Global Leaders Growth Fund | Semiannual report

for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $66,675 for Class B shares and $3,643 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04%, 0.05% for Classes A, B, C, I and R1 shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.20% for Classes A, B and C until April 30, 2009. Waivers and reimbursements under this plan were $875,481, $90,062 and $101,636 for Classes A, B and C, respectively, for the period ended April 30, 2009. Effective May 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $400 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$554,243	$1,496,591
Class B	228,064	153,948
Class C	257,372	173,714
Class I	—	7,159
Class R1	5,884	706
Total	$1,045,563	$1,832,118

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | U.S. Global Leaders Growth Fund	27

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009, and October 31, 2008, and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	4,116,586	$74,660,187	9,723,084	$257,408,383	10,354,984	$302,892,029
Distributions
reinvested	412,770	7,439,386	—	—	1,236,841	36,029,184
Repurchased	(8,466,244)	(156,228,963)	(18,727,550)	(492,347,628)	(19,881,793)	(579,961,051)

Net decrease	(3,936,888)	($74,129,390)	(9,004,466)	($234,939,245)	(8,289,968)	($241,039,838)

Class B shares

Sold	87,317	$1,547,299	129,095	$3,250,562	247,878	$6,989,908
Distributions
reinvested	42,641	730,442	—	—	140,833	3,937,681
Repurchased	(558,483)	(9,637,935)	(1,191,466)	(30,133,775)	(1,903,776)	(53,703,289)

Net decrease	(428,525)	($7,360,194)	(1,062,371)	($26,883,213)	(1,515,065)	($42,775,700)

Class C shares

Sold	204,363	$3,594,432	222,396	$5,411,600	395,178	$11,156,071
Distributions
reinvested	46,673	799,503	—	—	150,235	4,200,573
Repurchased	(566,923)	(9,755,379)	(1,237,277)	(31,521,502)	(3,062,987)	(86,312,659)

Net decrease	(315,887)	($5,361,444)	(1,014,881)	($26,109,902)	(2,517,574)	($70,956,015)

Class I shares

Sold	397,941	$7,341,504	2,781,045	$76,147,933	152,386	$4,518,555
Distributions
reinvested	33,432	615,478	—	—	7,933	235,616
Repurchased	(1,673,946)	(31,516,978)	(605,753)	(13,925,491)	(542,250)	(16,369,985)

Net increase
(decrease)	(1,242,573)	($23,559,996)	2,175,292	$62,222,442	(381,931)	($11,615,814)

Class R1 shares

Sold	12,301	$219,245	38,611	$978,977	46,967	$1,350,194
Distributions
reinvested	1,429	25,241	—	—	4,297	123,445
Repurchased	(28,966)	(522,213)	(51,311)	(1,355,087)	(142,504)	(4,137,150)

Net decrease	(15,236)	($277,727)	(12,700)	($376,110)	(91,240)	($2,663,511)

Net decrease	(5,939,109)	($110,688,751)	(8,919,126)	($226,086,028)	(12,795,778)	($369,050,878)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $93,799,485 and $213,033,669, respectively.

28	U.S. Global Leaders Growth Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock U.S. Global
Leaders Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Sustainable Growth Advisers, LP (the Subadviser) for the John Hancock U.S. Global Leaders Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | U.S. Global Leaders Growth Fund	29

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Category median, and one of its benchmark indices, the Standard & Poor’s 500 Index. The Board noted that the Fund’s performance during the 1-, 3- and 5-year periods was lower than the performance of its other benchmark index, the Russell 100 Growth Index, but was higher than the performance of the benchmark index during the 10-year period. The Board viewed favorably that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group median. The Board continues to have concerns that the Fund’s performance for more recent periods was lower than the performance of the Peer Group and Category medians. Because of the underperformance for more recent periods, the Board made further inquiry of the Adviser and Subadviser.

The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s investment mandates. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style. The Adviser also presented updated performance analysis to the Board, which showed improved performance.

The Board was satisfied that the Subadviser and Adviser appreciated its concerns, had satisfactorily explained the Fund’s underperformance and were diligently pursuing the Fund’s investment objective consistent with its investment strategy and style. The Board viewed favorably the Fund’s longer-term performance and noted times in the Fund’s history in which it outperformed comparable funds.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group but equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for

30	U.S. Global Leaders Growth Fund | Semiannual report

accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median, but not appreciably higher than the Peer Group median. The Board noted that, although contractual fee waiver arrangements had expired, the Adviser voluntarily agreed to limit certain expenses. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship

Semiannual report | U.S. Global Leaders Growth Fund	31

with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

32	U.S. Global Leaders Growth Fund | Semiannual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock U.S. Global Leaders Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock
Capital Series.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts
(all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	146,656,829.9440	57.078%	95.349%
Withhold	7,153,227.8700	2.784%	4.651%

TOTAL	153,810,057.8140	59.862%	100.000%

John G. Vrysen
Affirmative	146,727,584.4490	57.106%	95.395%
Withhold	7,082,473.3650	2.756%	4.605%

TOTAL	153,810,057.8140	59.862%	100.000%

James F. Carlin
Affirmative	146,555,875.3670	57.039%	95.284%
Withhold	7,254,182.4470	2.823%	4.716%

TOTAL	153,810,057.8140	59.862%	100.000%

William H. Cunningham
Affirmative	146,606,710.9980	57.059%	95.317%
Withhold	7,203,346.8160	2.803%	4.683%

TOTAL	153,810,057.8140	59.862%	100.000%

Deborah Jackson
Affirmative	146,526,516.8960	57.027%	95.265%
Withhold	7,283,540.9180	2.835%	4.735%

TOTAL	153,810,057.8140	59.862%	100.000%

Charles L. Ladner
Affirmative	146,568,916.3790	57.044%	95.292%
Withhold	7,241,141.4350	2.818%	4.708%

TOTAL	153,810,057.8140	59.862%	100.000%

Stanley Martin
Affirmative	146,579,937.5570	57.048%	95.299%
Withhold	7,230,120.2570	2.814%	4.701%

TOTAL	153,810,057.8140	59.862%	100.000%

Patti McGill Peterson
Affirmative	146,528,078.9930	57.028%	95.266%
Withhold	7,281,978.8210	2.834%	4.734%

TOTAL	153,810,057.8140	59.862%	100.000%

Semiannual report | U.S. Global Leaders Growth Fund	33

John A. Moore
Affirmative	146,611,813.5980	57.060%	95.320%
Withhold	7,198,244.2160	2.802%	4.680%

TOTAL	153,810,057.8140	59.862%	100.000%

Steven R. Pruchansky
Affirmative	146,600,833.0080	57.056%	95.313%
Withhold	7,209,224.8060	2.806%	4.687%

TOTAL	153,810,057.8140	59.862%	100.000%

Gregory A. Russo
Affirmative	146,651,626.2420	57.076%	95.346%
Withhold	7,158,431.5720	2.786%	4.654%

TOTAL	153,810,057.8140	59.862%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock U.S. Global Leaders Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Capital
Series and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock
Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	9,265,254.1594	30.734%	40.760%
Against	640,163.1760	2.124%	2.816%
Abstain	660,158.2756	2.190%	2.904%
Broker Non-Votes	12,165,771.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy
Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	9,331,877.4082	30.955%	41.053%
Against	585,347.9456	1.942%	2.575%
Abstain	648,350.2572	2.151%	2.852%
Broker Non-Votes	12,165,771.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

3C. Revise: Underwriting

Affirmative	9,323,477.7501	30.928%	41.015%
Against	635,930.6331	2.109%	2.798%
Abstain	606,167.2278	2.011%	2.667%
Broker Non-Votes	12,165,771.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

34	U.S. Global Leaders Growth Fund | Semiannual report

3D. Revise: Real Estate

Affirmative	9,238,626.8102	30.646%	40.643%
Against	654,685.2768	2.172%	2.880%
Abstain	672,267.5240	2.230%	2.957%
Broker Non-Votes	12,165,767.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

3E. Revise: Loans

Affirmative	9,149,751.8119	30.352%	40.252%
Against	703,365.5212	2.333%	3.094%
Abstain	712,461.2779	2.363%	3.134%
Broker Non-Votes	12,165,768.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

3F. Revise: Senior Securities

Affirmative	9,258,380.4020	30.712%	40.730%
Against	637,696.0158	2.115%	2.805%
Abstain	669,502.1932	2.221%	2.945%
Broker Non-Votes	12,165,768.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no
quorum for classes C and R1)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,728,041.8809	28.904%	35.750%
Against	629,050.7016	2.702%	3.343%
Abstain	521,503.4515	2.240%	2.771%
Broker Non-Votes	10,940,929.0000	47.001%	58.136%

TOTAL	18,819,525.0340	80.847%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,122,011.2912	42.517%	64.757%
Against	50,678.2282	1.920%	2.925%
Abstain	99,852.7736	3.784%	5.763%
Broker Non-Votes	460,099.0000	17.435%	26.555%

TOTAL	1,732,641.2930	65.656%	100.000%

Semiannual report | U.S. Global Leaders Growth Fund	35

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	792,468.0858	26.532%	61.255%
Against	76,115.5062	2.548%	5.884%
Abstain	56,257.1800	1.884%	4.349%
Broker Non-Votes	368,866.0000	12.350%	28.512%

TOTAL	1,293,706.7720	43.314%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	39,614.5120	43.413%	87.167%
Against	50.0000	.055%	.110%
Abstain	5,782.0000	6.336%	12.723%
Broker Non-Votes	.0000	.000%	.000%

TOTAL	45,446.5120	49.804%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II,
International Classic Value, and Small Cap Funds).

Affirmative	9,015,301.1801	29.906%	39.660%
Against	793,777.0061	2.633%	3.492%
Abstain	756,502.4248	2.509%	3.328%
Broker Non-Votes	12,165,766.0000	40.355%	53.520%

TOTAL	22,731,346.6110	75.403%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Capital Series

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	79,291,938.4620	30.861%	51.552%
Against	4,230,441.8780	1.646%	2.750%
Abstain	2,997,074.4740	1.166%	1.949%
Broker Non-Votes	67,290,603.0000	26.189%	43.749%

TOTAL	153,810,057.8140	59.862%	100.000%

36	U.S. Global Leaders Growth Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	Sustainable Growth Advisers, LP
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
*Member of the Audit Committee	Transfer agent
†Non-Independent Trustee	John Hancock Signature Services, Inc.

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | U.S. Global Leaders Growth Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	260SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock

MUTUAL FUNDS

John Hancock

Classic Value Fund II

Semiannual Report

4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	7-7-06	–46.31	—	—	–21.82	–8.78	–46.31	—	—	–49.97

B	7-7-06	–46.73	—	—	–21.82	–9.26	–46.73	—	—	–49.97

C	7-7-06	–44.52	—	—	–20.98	–5.50	–44.52	—	—	–48.45

I1	7-7-06	–43.31	—	—	–20.08	–3.98	–43.31	—	—	–46.78

R1[1]	7-7-06	–43.92	—	—	–20.38	–4.61	–43.92	—	—	–47.34

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares. T he expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 1.33%. Class B — 2.08%, Class C — 2.08%, Class I — 0.94% and Class R1 — 1.83%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.60%, Class B — 2.35%, Class C — 2.35%, Class I — 1.14% and Class R1 — 2.11%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

6	Classic Value Fund II | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund II Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	7-7-06	$5,155	$5,003	$6,640

C2	7-7-06	5,155	5,155	6,640

I3	7-7-06	5,322	5,322	6,640

R1[3]	7-7-06	5,266	5,266	6,640

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Classic Value Fund II	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$959.50	$6.41

Class B	1,000.00	954.40	9.98

Class C	1,000.00	954.40	10.08

Class I	1,000.00	960.20	4.47

Class R1	1,000.00	953.90	10.17

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund II | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.20	$6.61

Class B	1,000.00	1,014.60	10.29

Class C	1,000.00	1,014.50	10.39

Class I	1,000.00	1,020.20	4.61

Class R1	1,000.00	1,014.40	10.49

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.06%, 2.08%, 0.92% and 2.09% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund II	9

Portfolio summary

Top 10 holdings[1]

Northrop Grumman Corp.	4.0%	Apache Corp.	3.1%

J.C. Penney Co., Inc.	4.0%	Allstate Corp.	3.1%

Magna International, Inc. (Class A)	3.7%	Cardinal Health, Inc.	2.9%

UBS AG	3.2%	Microsoft Corp.	2.7%

Alcatel-Lucent	3.1%	Boeing Co.	2.6%

Sector composition[2,3]

Financials	29%	Energy	7%

Information technology	16%	Consumer staples	5%

Consumer discretionary	16%	Utilities	4%

Health care	11%	Short-term investments & other	2%

Industrials	10%

Country diversification[2]

United States	74%	France	3%

Switzerland	4%	Netherlands	3%

Canada	4%	Others	7%

Japan	3%	Short-term investments & other	2%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 97.66%		$30,690,647

(Cost $46,449,451)

Advertising 2.17%		682,112

Omnicom Group, Inc.	21,675	682,112

Aerospace & Defense 8.77%		2,756,805

Boeing Co.	20,550	823,028

L-3 Communications Holdings, Inc.	8,775	668,216

Northrop Grumman Corp.	26,175	1,265,561

Apparel Retail 0.96%		300,678

The TJX Cos., Inc.	10,750	300,678

Asset Management & Custody Banks 1.93%		606,312

Franklin Resources, Inc.	10,025	606,312

Auto Parts & Equipment 3.71%		1,164,760

Magna International, Inc. (Class A)	34,298	1,164,760

Communications Equipment 5.64%		1,771,779

Alcatel-Lucent, ADR (I)	393,944	984,860

Motorola, Inc.	142,300	786,919

Computer Hardware 2.56%		805,847

Dell, Inc. (I)	69,350	805,847

Consumer Finance 2.06%		646,013

Capital One Financial Corp.	33,425	559,534

Discover Financial Services	10,637	86,479

Department Stores 3.97%		1,247,548

J.C. Penney Co., Inc.	40,650	1,247,548

Diversified Banks 5.02%		1,579,494

Comerica, Inc.	15,300	320,994

HSBC Holdings PLC	26,000	184,897

Mitsubishi UFJ Financial Group, Inc.	80,000	436,389

Royal Bank of Scotland Group PLC	413,325	252,253

Sumitomo Mitsui Financial Group, Inc. (I)	11,100	384,961

Diversified Capital Markets 3.17%		995,826

UBS AG (I)	72,495	995,826

Diversified Financial Services 5.98%		1,878,630

Bank of America Corp.	61,550	549,642

Citigroup, Inc. (I)(L)	82,825	252,616

ING Groep NV	41,425	377,597

JPMorgan Chase & Co.	21,175	698,775

See notes to financial statements

Semiannual report | Classic Value Fund II	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electric Utilities 1.87%		$587,866

Korea Electric Power Corp.	27,215	587,866

Electronic Manufacturing Services 2.44%		766,802

Tyco Electronics, Ltd.	43,968	766,802

Health Care Distributors 4.76%		1,495,928

AmerisourceBergen Corp.	17,725	596,269

Cardinal Health, Inc.	26,625	899,659

Health Care Equipment 2.13%		670,629

Boston Scientific Corp. (I)	50,450	424,285

Zimmer Holdings, Inc. (I)	5,600	246,344

Home Improvement Retail 1.60%		501,365

Home Depot, Inc.	7,000	184,240

Lowe’s Cos., Inc.	14,750	317,125

Homefurnishing Retail 1.42%		444,893

Bed Bath & Beyond, Inc. (I)	14,625	444,893

Industrial Conglomerates 1.57%		492,816

Koninklijke (Royal) Philips Electronics NV	17,150	309,437

Tyco International, Ltd.	7,718	183,379

Integrated Oil & Gas 1.90%		597,204

BP PLC SADR	7,325	311,020

Petroleo Brasileiro SA, ADR	8,525	286,184

Integrated Telecommunication Services 0.85%		268,370

AT&T, Inc.	10,475	268,370

Investment Banking & Brokerage 1.70%		534,264

Morgan Stanley	22,600	534,264

Life & Health Insurance 2.06%		645,770

Aegon NV	31,684	159,358

MetLife, Inc.	16,350	486,412

Managed Health Care 2.02%		634,986

WellPoint, Inc. (I)	14,850	634,986

Movies & Entertainment 1.88%		591,720

Time Warner, Inc.	12,916	281,956

Viacom, Inc. (Class B)(I)	16,100	309,764

Multi-Utilities 2.38%		748,976

Sempra Energy	16,275	748,976

Office Electronics 0.83%		259,641

Ricoh Co., Ltd.	21,000	259,641

Oil & Gas Equipment & Services 1.49%		468,767

Baker Hughes, Inc.	13,175	468,767

Oil & Gas Exploration & Production 3.11%		978,145

Apache Corp.	13,425	978,145

Oil & Gas Refining & Marketing 0.45%		141,360

Valero Energy Corp.	7,125	141,360

Packaged Foods & Meats 2.74%		862,446

Kraft Foods, Inc.	12,750	298,350

Sara Lee Corp.	67,800	564,096

See notes to financial statements

12	Classic Value Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Personal Products 2.24%			$703,284

Avon Products, Inc.		30,900	703,284

Pharmaceuticals 2.55%			802,129

Johnson & Johnson		8,450	442,442

Schering-Plough Corp.		15,625	359,687

Property & Casualty Insurance 4.06%			1,276,896

ACE, Ltd.		3,675	170,226

Allstate Corp.		41,300	963,529

Chubb Corp.		3,675	143,141

Regional Banks 1.18%			371,116

PNC Financial Services Group, Inc.		9,348	371,116

Systems Software 4.49%			1,409,470

CA, Inc.		31,675	546,394

Microsoft Corp.		42,600	863,076

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.77%			$242,786

(Cost $246,416)

Diversified Financial Services 0.77%			242,786

Citigroup, Inc , 8.125%	C	13,655	242,786

	Interest
Issuer	rate	Shares	Value

Short-term investments 0.81%			$253,500

(Cost $253,500)

Cash Equivalents 0.81%			253,500

John Hancock Cash Investment Trust (T)(W)	0.7696% (Y)	253,500	253,500

Total investments (Cost $46,949,367)† 99.24%			$31,186,933

Other assets and liabilities, net 0.76%			$237,724

Total net assets 100.00%			$31,424,657

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $47,145,274. Net unrealized depreciation aggregated $15,958,341, of which $1,698,051 related to appreciated investment securities and $17,656,392 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Classic Value Fund II	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $46,695,867)
including $237,900 of securities loaned (Note 2)	$30,933,433
Investments in affiliated issuers, at value (Cost $253,500) (Note 2)	253,500
Total investments, at value (Cost $46,949,367)	31,186,933
Cash	224,914
Receivable for investments sold	930,896
Receivable for fund shares sold	21,926
Dividends and interest receivable	47,679
Receivable for security lending income	10,006
Other receivables and prepaid assets	1,339

Total assets	32,423,693

Liabilities

Payable for investments purchased	529,235
Payable for fund shares repurchased	42,149
Payable upon return of securities loaned (Note 2)	253,500
Payable to affiliates
Accounting and legal services fees	1,666
Transfer agent fees	36,310
Distribution and service fees	10,880
Trustees’ fees	845
Management fees	86,798
Other liabilities and accrued expenses	37,653

Total liabilities	999,036

Net assets

Capital paid-in	$95,463,771
Undistributed net investment income	87,421
Accumulated net realized loss on investments and foreign currency transactions	(48,364,370)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	(15,762,165)

Net assets	$31,424,657

Net asset value per share

Class A ($16,831,665 ÷ 3,340,795 shares)	$5.04
Class B ($2,762,320 ÷ 547,938 shares)[1]	$5.04
Class C ($7,437,342 ÷ 1,474,825 shares)[1]	$5.04
Class I ($4,268,482 ÷ 848,444 shares)	$5.03
Class R1 ($124,848 ÷ 24,464 shares)	$5.10

Maximum offering price per share

Class A ($5.04 ÷ 95.0%)[2]	$5.31

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Classic Value Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$436,040
Securities lending	15,988
Income from affiliated issuers	370
Interest	224
Less foreign taxes withheld	(5,079)

Total investment income	447,543

Expenses

Investment management fees (Note 5)	131,197
Distribution and service fees (Note 5)	77,543
Transfer agent fees (Note 5)	68,183
State registration fees	6,570
Printing and postage fees	11,200
Professional fees	24,222
Custodian fees	2,176
Accounting and legal services fees (Note 5)	3,374
Proxy fees	10,700
Miscellaneous	1,667

Total expenses	336,832
Less expense reductions (Note 5)	(86,699)

Net expenses	250,133

Net investment income	197,410

Realized and unrealized gain (loss)

Net realized loss on
Investments	(29,410,345)
Foreign currency transactions	(3,244)
(29,413,589)
Change in unrealized appreciation (depreciation) of
Investments	25,947,735
Translation of assets and liabilities in foreign currencies	(1,618)
25,946,117
Net realized and unrealized loss	(3,467,472)

Decrease in net assets from operations	($3,270,062)

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Classic Value Fund II	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets
From operations
Net investment income	$197,410	$762,440	$1,099,237
Net realized loss	(29,413,589)	(18,240,480)	(728,248)
Change in unrealized appreciation
(depreciation)	25,946,117	(22,745,038)	(22,153,376)
Decrease in net assets resulting
from operations	(3,270,062)	(40,223,078)	(21,782,387)
Distributions to shareholders
From net investment income
Class A	(517,215)	—	(741,831)
Class B	(42,345)	—	(30,221)
Class C	(139,317)	—	(114,768)
Class I	(145,477)	—	(177,086)
Class R1	(2,077)	—	(1,175)
From net realized gain
Class A	—	—	(115,384)
Class B	—	—	(15,346)
Class C	—	—	(58,279)
Class I	—	—	(20,380)
Class R1	—	—	(238)

Total distributions	(846,431)	—	(1,274,708)

From Fund share transactions (Note 6)	(7,600,186)	(36,544,143)	78,718,688

Total increase (decrease)	(11,716,679)	(76,767,221)	55,661,593

Net assets

Beginning of period	43,141,336	119,908,557	64,246,964

End of period	$31,424,657	$43,141,336	$119,908,557

Undistributed net investment income	$87,421	$736,442	$0

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	Classic Value Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06[3]

Per share operating performance

Net asset value, beginning of period	$5.40	$9.67	$11.39	$10.00
Net investment income[4]	0.03	0.09	0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.26)	(4.36)	(1.71)	1.40
Total from investment operations	(0.23)	(4.27)	(1.59)	1.43
Less distributions
From net investment income	(0.13)	—	(0.11)	(0.01)
From net realized gain	—	—	(0.02)	(0.03)
Total distributions	(0.13)	—	(0.13)	(0.04)
Net asset value, end of period	$5.04	$5.40	$9.67	$11.39
Total return (%)[5,6]	(4.05)[6,7]	(44.16)[7]	(13.97)	14.29[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$22	$65	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[8]	1.60[8]	1.46	2.24[8]
Expenses net of all fee waivers	1.32[8]	1.33[8,9]	1.32	1.30[8]
Expenses net of all fee waivers and credits	1.32[8]	1.33[8,9]	1.32	1.30[8]
Net investment income	1.41[8]	1.35[8]	1.04	0.63[8]
Portfolio turnover (%)	38	30	52	12

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008.

3 Beginning of operations from 7-7-06 to 12-31-06.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes 0.01% related to interest expense.

See notes to financial statements

Semiannual report | Classic Value Fund II	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06[3]

Per share operating performance

Net asset value, beginning of period	$5.36	$9.65	$11.36	$10.00
Net investment income (loss)[4]	0.01	0.04	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(0.26)	(4.33)	(1.69)	1.40
Total from investment operations	(0.25)	(4.29)	(1.66)	1.39
Less distributions
From net investment income	(0.07)	—	(0.03)	—
From net realized gain	—	—	(0.02)	(0.03)
Total distributions	(0.07)	—	(0.05)	(0.03)
Net asset value, end of period	$5.04	$5.36	$9.65	$11.36
Total return (%)[5,6]	(4.56)[6,7]	(44.46)[7]	(14.60)	13.86[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59[8]	2.35[8]	2.07	2.99[8]
Expenses net of all fee waivers	2.06[8]	2.08[8,9]	2.07	2.05[8]
Expenses net of all fee waivers and credits	2.06[8]	2.08[8,9]	2.07	2.05[8]
Net investment income (loss)	0.66[8]	0.61[8]	0.28	(0.11)[8]
Portfolio turnover (%)	38	30	52	12

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008.

3 Beginning of operations from 7-7-06 to 12-31-06.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes 0.01% related to interest expense.

CLASS C SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06[3]

Per share operating performance

Net asset value, beginning of period	$5.36	$9.66	$11.36	$10.00
Net investment income (loss)[4]	0.01	0.04	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(0.26)	(4.34)	(1.68)	1.40
Total from investment operations	(0.25)	(4.30)	(1.65)	1.39
Less distributions
From net investment income	(0.07)	—	(0.03)	—
From net realized gain	—	—	(0.02)	(0.03)
Total distributions	(0.07)	—	(0.05)	(0.03)
Net asset value, end of period	$5.04	$5.36	$9.66	$11.36
Total return (%)[5,6]	(4.56)[6,7]	(44.51)[7]	(14.51)	13.86[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$11	$32	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.69[8]	2.35[8]	2.07	2.99[8]
Expenses net of all fee waivers	2.08[8]	2.08[8,9]	2.07	2.05[8]
Expenses net of all fee waivers and credits	2.08[8]	2.08[8,9]	2.07	2.05[8]
Net investment income (loss)	0.66[8]	0.59[8]	0.28	(0.15)[8]
Portfolio turnover (%)	38	30	52	12

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008.

3 Beginning of operations from 7-7-06 to 12-31-06.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes 0.01% related to interest expense.

See notes to financial statements

18	Classic Value Fund II | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06[3]

Per share operating performance

Net asset value, beginning of period	$5.42	$9.67	$11.39	$10.00
Net investment income[4]	0.04	0.11	0.16	0.04
Net realized and unrealized gain (loss) on investments	(0.27)	(4.36)	(1.71)	1.41
Total from investment operations	(0.23)	(4.25)	(1.55)	1.45
Less distributions
From net investment income	(0.16)	—	(0.15)	(0.03)
From net realized gain	—	—	(0.02)	(0.03)
Total distributions	(0.16)	—	(0.17)	(0.06)
Net asset value, end of period	$5.03	$5.42	$9.67	$11.39
Total return (%)[5,6]	(3.98)[6,7]	(43.95)[7]	(13.63)	14.50[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$7	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[8]	1.23[8]	0.94	1.88[8]
Expenses net of all fee waivers	0.92[8]	0.95[8,9]	0.94	0.94[8]
Expenses net of all fee waivers and credits	0.92[8]	0.95[8,9]	0.94	0.94[8]
Net investment income	1.79[8]	1.71[8]	1.41	0.74[8]
Portfolio turnover (%)	38	30	52	12

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008.

3 Beginning of operations from 7-7-06 to 12-31-06.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Includes 0.01% related to interest expense.

CLASS R1 SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06[3]

Per share operating performance

Net asset value, beginning of period	$5.45	$9.80	$11.39	$10.00
Net investment income[4]	0.01	0.06	0.09	0.02
Net realized and unrealized gain (loss) on investments	(0.27)	(4.41)	(1.57)	1.40
Total from investment operations	(0.26)	(4.35)	(1.48)	1.42
Less distributions
From net investment income	(0.09)	—	(0.09)	—
From net realized gain	—	—	(0.02)	(0.03)
Total distributions	(0.09)	—	(0.11)	(0.03)
Net asset value, end of period	$5.10	$5.45	$9.80	$11.39
Total return (%)[5,6]	(4.61)[6,7]	(44.39)[7]	(13.05)	14.16[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[9]	2.11[9]	1.57	2.40[9]
Expenses net of all fee waivers	2.10[9]	1.81[9,10]	1.57	1.46[9]
Expenses net of all fee waivers and credits	2.10[9]	1.82[9,10]	1.57	1.46[9]
Net investment income	0.63[9]	0.88[9]	0.80	0.46[9]
Portfolio turnover (%)	38	30	52	12

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008.

3 Beginning of operations from 7-7-06 to 12-31-06.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes 0.01% related to interest expense.

See notes to financial statements

Semiannual report | Classic Value Fund II	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Classic Value Fund II (the Fund) is a diversified series of John Hancock Capital Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the

20	Classic Value Fund II | Semiannual report

Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$27,238,707	$—

Level 2 — Other Significant Observable Inputs	3,948,226	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$31,186,933	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost

Semiannual report | Classic Value Fund II	21

method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $13,054.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate

22	Classic Value Fund II | Semiannual report

net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $18,754,874 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $18,754,874.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $1,182,829 and long-term capital gain $91,879. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk — financial services

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in

Semiannual report | Classic Value Fund II	23

investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.78% of the next $2,500,000,000 and (c) 0.76% in excess of $5,000,000,000. The effective rate for the period ended April 30, 2009 is 0.80% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has voluntarily agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.89% of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions related to this total expense limitation amounted to $45,381. Effective May 1, 2009, the Adviser has contractually agreed to limit the total expenses for the classes as follows: 1.33%, 2.08%, 2.08%, 0.94%, and 1.83% for Class A, Class B, Class C, Class I and Class R1, respectively. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class 1 and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% 1.00% 1.00% and 0.50% of average daily net asset value of Class A, Class B and Class C, and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

24	Classic Value Fund II | Semiannual report

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $8,268 with regard to sales of Class A shares. Of this amount, $1,061 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,897 was paid as sales commissions to unrelated broker-dealers and $310 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $5,690 for Class B shares and $728 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04%, 0.05% for Classes A, B, C, I, and R1 shares respectively, based on each class’s average daily net assets.

• The Fund paid a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.18% for Classes A, B, and C until April 30, 2009. Waivers and reimbursements under this plan were $25,142, $3,860, and $12,301 for Classes A, B and C, respectively, for the period ended April 30, 2009. Effective May 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $15 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$21,600	$40,703
Class B	13,267	6,250
Class C	42,274	19,914
Class I	—	1,053
Class R1	402	263
Total	$77,543	$68,183

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always

Semiannual report | Classic Value Fund II	25

equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007 and the periods ended October 31, 2008 and April 30, 2009, along with the corresponding dollar value.

	Six months ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	744,468	$3,500,524	949,778	$7,952,204	7,333,800	$83,737,825
Distributions
reinvested	101,578	467,258	—	—	78,720	773,026

Repurchased	(1,537,693)	(6,813,189)	(3,590,494)	(29,502,175)	(4,131,985)	(45,786,008)
Net increase
(decrease)	(691,647)	($2,845,407)	(2,640,716)	($21,549,971)	3,280,535	$38,724,843

Class B shares

Sold	49,637	$229,605	68,682	$556,080	639,959	$7,329,987
Distributions
reinvested	7,726	35,692	—	—	4,326	42,445
Repurchased	(111,033)	(490,348)	(334,967)	(2,765,286)	(299,115)	3,283,672
Net increase
(decrease)	(53,670)	($225,051)	(266,285)	$2,209,206	345,170	$4,088,760

Class C shares

Sold	199,837	$922,534	382,828	$3,154,936	2,954,346	$33,155,576
Distributions
reinvested	22,289	102,977	—	—	16,293	159,838
Repurchased	(860,404)	(3,862,522)	(1,588,438)	(13,354,433)	(1,000,121)	(10,515,915)
Net increase
(decrease)	(638,278)	($2,837,011)	(1,205,610)	($10,199,497)	1,970,518	$22,799,499

Class I shares

Sold	67,657	$270,491	475,930	$3,969,018	2,474,371	$27,332,141
Distributions
reinvested	31,498	144,574	—	—	19,621	192,679
Repurchased	(483,333)	(2,117,507)	(772,513)	(6,629,961)	(1,298,055)	(14,165,816)
Net increase
(decrease)	(384,178)	($1,702,442)	(296,583)	($2,660,943)	1,195,937	$13,359,004

Class R1 shares

Sold	2,567	$11,736	8,950	$78,035	57,023	$665,402
Distributions
reinvested	444	2,077	—	—	143	1,412
Repurchased	(1,016)	(4,088)	(423)	(2,561)	(92,093)	(920,232)
Net increase
(decrease)	1,995	$9,725	8,527	$75,474	(34,927)	($253,418)

Net increase
(decrease)	(1,765,778)	($7,600,186)	(4,400,667)	($36,544,143)	6,757,233	$78,718,688

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $12,497,822 and $20,601,500, respectively.

26	Classic Value Fund II | Semiannual report

Note 8
Subsequent event

On March 10, 2009, the Board of Trustees of the Fund voted to approve a plan of reorganization providing for the transfer of substantially all the assets and liabilities of the Fund to the John Hancock Disciplined Value Fund for a representative amount of shares. The proposed merger is subject to a shareholder vote.

Semiannual report | Classic Value Fund II	27

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement:
John Hancock Classic Value Fund II

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund II (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

28	Classic Value Fund II | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception in 2006 through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 1000 Value Index, for the 1-year period. The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s value orientation. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

Semiannual report | Classic Value Fund II	29

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders.

30	Classic Value Fund II | Semiannual report

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Classic Value Fund II	31

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock Classic Value Fund II, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Capital Series.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	146,656,829.9440	57.078%	95.349%
Withhold	7,153,227.8700	2.784%	4.651%

TOTAL	153,810,057.8140	59.862%	100.000%

John G. Vrysen
Affirmative	146,727,584.4490	57.106%	95.395%
Withhold	7,082,473.3650	2.756%	4.605%

TOTAL	153,810,057.8140	59.862%	100.000%

James F. Carlin
Affirmative	146,555,875.3670	57.039%	95.284%
Withhold	7,254,182.4470	2.823%	4.716%

TOTAL	153,810,057.8140	59.862%	100.000%

William H. Cunningham
Affirmative	146,606,710.9980	57.059%	95.317%
Withhold	7,203,346.8160	2.803%	4.683%

TOTAL	153,810,057.8140	59.862%	100.000%

Deborah Jackson
Affirmative	146,526,516.8960	57.027%	95.265%
Withhold	7,283,540.9180	2.835%	4.735%

TOTAL	153,810,057.8140	59.862%	100.000%

Charles L. Ladner
Affirmative	146,568,916.3790	57.044%	95.292%
Withhold	7,241,141.4350	2.818%	4.708%

TOTAL	153,810,057.8140	59.862%	100.000%

Stanley Martin
Affirmative	146,579,937.5570	57.048%	95.299%
Withhold	7,230,120.2570	2.814%	4.701%

TOTAL	153,810,057.8140	59.862%	100.000%

Patti McGill Peterson
Affirmative	146,528,078.9930	57.028%	95.266%
Withhold	7,281,978.8210	2.834%	4.734%

TOTAL	153,810,057.8140	59.862%	100.000%

32	Classic Value Fund II | Semiannual report

John A. Moore
Affirmative	146,611,813.5980	57.060%	95.320%
Withhold	7,198,244.2160	2.802%	4.680%

TOTAL	153,810,057.8140	59.862%	100.000%

Steven R. Pruchansky
Affirmative	146,600,833.0080	57.056%	95.313%
Withhold	7,209,224.8060	2.806%	4.687%

TOTAL	153,810,057.8140	59.862%	100.000%

Gregory A. Russo
Affirmative	146,651,626.2420	57.076%	95.346%
Withhold	7,158,431.5720	2.786%	4.654%

TOTAL	153,810,057.8140	59.862%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock Classic Value Fund II, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Capital Series and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	2,390,824.7796	31.817%	54.798%
Against	148,592.1505	1.978%	3.406%
Abstain	109,008.5559	1.451%	2.499%
Broker Non-Votes	1,714,506.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	2,394,016.8352	31.861%	54.872%
Against	140,697.6519	1.872%	3.225%
Abstain	113,708.9989	1.513%	2.606%
Broker Non-Votes	1,714,508.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

3B. Revise: Diversification

Affirmative	2,394,754.5672	31.870%	54.889%
Against	143,161.6289	1.905%	3.281%
Abstain	110,509.2899	1.471%	2.533%
Broker Non-Votes	1,714,506.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

Semiannual report | Classic Value Fund II	33

3C. Revise: Underwriting

Affirmative	2,379,292.2522	31.664%	54.534%
Against	149,414.9439	1.989%	3.425%
Abstain	119,716.2899	1.593%	2.744%
Broker Non-Votes	1,714,508.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

3D. Revise: Real Estate

Affirmative	2,388,682.7152	31.789%	54.750%
Against	143,723.7719	1.913%	3.294%
Abstain	116,017.9989	1.544%	2.659%
Broker Non-Votes	1,714,507.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

3E. Revise: Loans

Affirmative	2,389,143.1642	31.795%	54.760%
Against	155,595.3229	2.071%	3.566%
Abstain	103,685.9989	1.380%	2.377%
Broker Non-Votes	1,714,507.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

3F. Revise: Senior Securities

Affirmative	2,387,588.3012	31.775%	54.725%
Against	153,315.1859	2.040%	3.514%
Abstain	107,520.9989	1.431%	2.464%
Broker Non-Votes	1,714,507.0000	22.818%	39.297%
TOTAL	4,362,931.4860	58.064%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Classes C and R1)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	895,955.8238	22.331%	41.066%
Against	152,015.9363	3.789%	6.968%
Abstain	65,739.5199	1.639%	3.013%
Broker Non-Votes	1,068,010.0000	26.620%	48.953%
TOTAL	2,181,721.2800	54.379%	100.000%

34	Classic Value Fund II | Semiannual report

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	164,899.2261	27.181%	46.148%
Against	30,522.1319	5.031%	8.542%
Abstain	6,590.0000	1.086%	1.844%
Broker Non-Votes	155,314.0000	25.601%	43.466%
TOTAL	357,325.3580	58.899%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	431,613.0910	22.290%	46.497%
Against	62,848.1440	3.246%	6.771%
Abstain	31,132.0000	1.608%	3.354%
Broker Non-Votes	402,656.0000	20.796%	43.378%
TOTAL	928,249.2350	47.940%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,767.0000	28.730%	98.846%
Against	.0000	.000%	.000%
Abstain	.0000	.000%	.000%
Broker Non-Votes	79.0000	.335%	1.154%
TOTAL	6,846.0000	29.065%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Capital Series

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	79,291,938.4620	30.861%	51.552%
Against	4,230,441.8780	1.646%	2.750%
Abstain	2,997,074.4740	1.166%	1.949%
Broker Non-Votes	67,290,603.0000	26.189%	43.749%
TOTAL	153,810,057.8140	59.862%	100.000%

Semiannual report | Classic Value Fund II	35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	Pzena Investment Management, LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
*Member of the Audit Committee	Transfer agent
†Non-Independent Trustee	John Hancock Signature Services, Inc.

Officers	Legal counsel
Keith F. Hartstein	K&L Gates LLP
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

36	Classic Value Fund II | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund II.	350SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock

MUTUAL FUNDS

John Hancock

Classic Value Fund

Semiannual Report

4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A1	6-24-96	–44.57	–8.85	2.00	—	–10.20	–44.57	–37.08	21.94	—

B	11-11-02	–44.82	–8.90	—	–1.00	–10.28	–44.82	–37.26	—	–6.26

C	11-11-02	–42.62	–8.60	—	–0.99	–6.67	–42.62	–36.21	—	–6.26

I2	11-11-02	–41.41	–7.54	—	0.15	–5.29	–41.41	–32.42	—	0.96

R1[2,3]	8-5-03	–41.86	–8.23	2.32	—	–5.66	–41.86	–34.92	25.81	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2010. The net expenses are as follows: Class A — 1.33%. Class B — 2.08%, Class C — 2.08% and Class I — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.37%. Class B — 2.12%, Class C — 2.12% and Class I — 0.95%. For Class R1, the net and gross expenses were 1.67%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

3 June 24, 1996 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on August 5, 2003. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1 shares.

6	Classic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	11-11-02	$9,374	$9,374	$11,869

C2	11-11-02	9,374	9,374	11,869

I3	11-11-02	10,096	10,096	11,869

R1[3,4]	4-30-99	12,581	12,581	9,514

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

4 June 24, 1996 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on August 5, 2003. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1 shares.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$945.10	$6.37

Class B	1,000.00	941.40	9.96

Class C	1,000.00	942.20	9.97

Class I	1,000.00	947.10	4.63

Class R1	1,000.00	943.40	8.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,018.20	$6.61

Class B	1,000.00	1,014.50	10.34

Class C	1,000.00	1,014.50	10.34

Class I	1,000.00	1,020.00	4.81

Class R1	1,000.00	1,016.60	8.30

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.07%, 0.96% and 1.66% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 holdings[1]

Northrop Grumman Corp.	4.4%	UBS AG	3.3%

J.C. Penney Co., Inc.	3.8%	Alcatel-Lucent	3.2%

Magna International, Inc. (Class A)	3.7%	Tyco Electronics, Ltd.	3.2%

Allstate Corp.	3.6%	Boeing Co.	3.1%

Omnicom Group, Inc.	3.4%	Microsoft Corp.	3.1%

Sector composition[2,3]

Financials	29%	Energy	6%

Consumer discretionary	18%	Consumer staples	5%

Information technology	17%	Utilities	3%

Health care	11%	Short-term investments & other	2%

Industrials	9%

Country diversification[2]

United States	81%	Bermuda	3%

Canada	4%	Other	4%

Switzerland	3%	Short-term investments & other	2%

France	3%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 96.81%		$1,965,695,322

(Cost $2,793,657,815)

Advertising 3.38%		68,706,091

Omnicom Group, Inc.	2,183,225	68,706,091

Aerospace & Defense 9.47%		192,190,545

Boeing Co.	1,581,475	63,338,074

L-3 Communications Holdings, Inc.	513,100	39,072,565

Northrop Grumman Corp.	1,856,875	89,779,906

Apparel Retail 1.15%		23,322,085

The TJX Cos., Inc.	833,825	23,322,085

Auto Parts & Equipment 3.67%		74,457,911

Magna International, Inc. (Class A)	2,192,518	74,457,911

Communications Equipment 6.19%		125,768,907

Alcatel-Lucent, ADR (I)	25,991,821	64,979,552

Motorola, Inc.	10,992,650	60,789,355

Computer Hardware 2.71%		54,971,431

Dell, Inc. (I)	4,730,760	54,971,431

Consumer Finance 1.83%		37,211,363

Capital One Financial Corp.	2,222,901	37,211,363

Department Stores 3.82%		77,573,579

J.C. Penney Co., Inc.	2,527,650	77,573,579

Diversified Banks 2.05%		41,581,017

Comerica, Inc.	1,981,936	41,581,017

Diversified Capital Markets 3.27%		66,329,329

UBS AG (I)	4,862,854	66,329,329

Diversified Financial Services 5.49%		111,448,851

Bank of America Corp.	3,614,925	32,281,280

Citigroup, Inc. (I)(L)	7,119,802	21,715,396

JPMorgan Chase & Co.	1,740,975	57,452,175

Electronic Manufacturing Services 3.18%		64,632,971

Tyco Electronics, Ltd.	3,706,019	64,632,971

Health Care Distributors 4.38%		88,915,435

AmerisourceBergen Corp.	1,568,149	52,752,532

Cardinal Health, Inc.	1,070,225	36,162,903

Health Care Equipment 0.49%		10,035,219

Zimmer Holdings, Inc. (I)	228,125	10,035,219

See notes to financial statements

Semiannual report | Classic Value Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Home Improvement Retail 1.63%		$33,183,308

Home Depot, Inc.	1,260,764	33,183,308

Household Appliances 2.18%		44,268,090

Whirlpool Corp.	980,250	44,268,090

Integrated Oil & Gas 2.32%		47,161,384

BP PLC SADR	1,110,725	47,161,384

Investment Banking & Brokerage 2.08%		42,124,707

Morgan Stanley	1,781,925	42,124,707

Leisure Products 2.16%		43,785,018

Mattel Inc.	2,926,806	43,785,018

Life & Health Insurance 4.12%		83,706,668

MetLife, Inc.	1,037,775	30,873,806

Torchmark Corp.	1,801,325	52,832,862

Managed Health Care 2.88%		58,566,234

WellPoint, Inc. (I)	1,369,650	58,566,234

Multi-Utilities 3.42%		69,527,750

Sempra Energy	1,331,200	61,261,824

Wisconsin Energy Corp.	206,855	8,265,926

Oil & Gas Equipment & Services 2.06%		41,747,784

BJ Services Co.	3,005,600	41,747,784

Oil & Gas Exploration & Production 2.17%		43,989,225

Apache Corp.	603,750	43,989,225

Packaged Foods & Meats 3.68%		74,689,147

Kraft Foods, Inc.	1,593,675	37,291,995

Sara Lee Corp.	4,494,850	37,397,152

Personal Products 1.88%		38,082,555

Avon Products, Inc.	1,673,223	38,082,555

Pharmaceuticals 3.48%		70,695,259

Johnson & Johnson	599,700	31,400,292

Merck & Co., Inc.	768,424	18,626,598

Schering-Plough Corp.	897,844	20,668,369

Property & Casualty Insurance 4.40%		89,346,414

Allstate Corp.	3,171,850	73,999,260

Fidelity National Financial, Inc.	846,506	15,347,154

Regional Banks 1.83%		37,168,331

PNC Financial Services Group, Inc.	936,230	37,168,331

Systems Software 5.44%		110,508,714

CA, Inc.	2,744,733	47,346,644

Microsoft Corp.	3,117,575	63,162,070

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.80%			$16,296,330

(Cost $14,916,286)

Diversified Financial Services 0.80%			16,296,330

Citigroup, Inc , 8.125%	C	916,554	16,296,330

See notes to financial statements

12	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Short-term investments 2.64%			$53,637,725

(Cost $53,637,725)

Cash Equivalents 1.14%			23,137,725

John Hancock Cash Investment Trust (T)(W)	0.7696% (Y)	23,137,725	23,137,725
		Par value
		(000)	Value
Joint Repurchase Agreement 1.50%			30,500,000

Joint Repurchase Agreement with State Street Corp. dated
4/30/09 at 0.07% to be repurchased at $30,500,059 on
5/1/09, collateralized by $31,120,000 U.S. Treasury Bills,
zero coupon on 8/27/09 (valued at $31,110,664,
including interest).		$30,500	30,500,000

Total investments (Cost $2,862,211,826)† 100.25%			$2,035,629,377

Lliabilities in excess of other assets (0.25%)			($5,056,571)

Total net assets 100.00%			$2,030,572,806

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on April 30, 2009

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $2,864,225,339. Net unrealized depreciation aggregated $828,595,962, of which $83,216,961 related to appreciated investment securities and $911,812,923 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Classic Value Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,839,074,101)
including $21,713,865 of securities loaned (Note 2)	$2,012,491,652
Investments in affiliated issuers, at value (Cost $23,137,725) (Note 2)	23,137,725
Total investments, at value (Cost $2,862,211,826)	2,035,629,377
Cash	334
Receivable for investments sold	31,515,954
Receivable for fund shares sold	3,562,897
Dividends and interest receivable	1,885,565
Receivable for security lending income	1,069,319
Receivable from affiliates	36,511
Other receivables and prepaid assets	83,321
Total assets	2,073,783,278

Liabilities

Payable for investments purchased	13,936,355
Payable for fund shares repurchased	4,031,768
Payable upon return of securities loaned (Note 2)	23,137,725
Payable to affiliates
Accounting and legal services fees	103,832
Transfer agent fees	480,731
Distribution and service fees	398,617
Management fees	587,473
Other payables and accrued expenses	533,971
Total liabilities	43,210,472

Net assets

Capital paid-in	$5,228,080,448
Undistributed net investment income	8,936,957
Accumulated net realized loss on investments	(2,379,862,150)
Net unrealized appreciation on investments	(826,582,449)
Net assets	$2,030,572,806

Net asset value per share

Class A ($1,322,503,183 ÷ 121,755,370 shares)	$10.86
Class B ($59,673,543 ÷ 5,533,585 shares)[1]	$10.78
Class C ($141,175,294 ÷ 13,096,158 shares)[1]	$10.78
Class I ($500,353,998 ÷ 46,029,448 shares)	$10.87
Class R1 ($6,866,788 ÷ 630,952 shares)	$10.88

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.43

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$33,827,654
Securities lending	1,847,838
Income from affiliated issuers	100,987
Interest	20,223
Less foreign taxes withheld	(119,896)

Total investment income	35,676,806

Expenses

Investment management fees (Note 5)	8,680,834
Distribution and service fees (Note 5)	2,705,363
Transfer agent fees (Note 5)	3,237,850
Accounting and legal services fees (Note 5)	233,769
Trustees’ fees	102,987
State registration fees	15,482
Printing and postage fees	128,418
Professional fees	101,835
Custodian fees	295,412
Registration and filing fees	12,473
Proxy fees	651,388
Miscellaneous	38,855

Total expenses	16,204,666
Less expense reductions (Note 5)	(2,841,410)

Net expenses	13,363,256

Net investment income	22,313,550

Realized and unrealized gain (loss)

Net realized loss on investments in unaffiliated issuers	(1,458,744,838)
Change in net unrealized appreciation (depreciation) of investments
in unaffiliated issuers	1,225,265,749

Net realized and unrealized loss	(233,479,089)

Decrease in net assets from operations	($211,165,539)

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Classic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$22,313,550	$58,368,653	$104,193,621
Net realized gain (loss)	(1,458,744,838)	(918,444,087)	678,062,273
Change in net unrealized appreciation
(depreciation)	1,225,265,749	(1,272,580,555)	(1,950,836,569)
Decrease in net assets resulting
from operations	(211,165,539)	(2,132,655,989)	(1,168,580,675)
Distributions to shareholders
From net investment income
Class A	(45,687,712)	—	(73,327,961)
Class B	(1,309,985)	—	(1,891,117)
Class C	(3,202,476)	—	(5,821,733)
Class I	(21,338,991)	—	(26,404,824)
Class R1	(204,445)	—	(279,498)
From net realized gain
Class A	(56,776,173)	—	(326,653,899)
Class B	(2,641,688)	—	(16,975,708)
Class C	(6,458,047)	—	(52,259,104)
Class I	(22,392,723)	—	(93,211,048)
Class R1	(311,427)	—	(1,642,127)

Total distributions	(160,323,667)	—	(598,467,019)

From Fund share transactions (Note 6)	(263,252,063)	(1,200,298,700)	(1,280,560,604)

Total decrease	(634,741,269)	(3,332,954,690)	(3,047,608,298)

Net assets

Beginning of period	2,665,314,075	5,998,268,765	9,045,877,063

End of period	$2,030,572,806	$2,665,314,075	$5,998,268,765

Undistributed/(distributions in
excess of) net investment income	$8,936,957	$58,367,016	($1,635)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Per share operating performance

Net asset value, beginning
of period	$12.38	$21.53	$27.67	$24.64	$23.01	$20.27	$15.07
Net investment income[3]	0.11	0.25	0.34	0.23	0.15	0.17	0.20
Net realized and unrealized gain
(loss) on investments	(0.86)	(9.40)	(4.24)	3.84	1.88	2.73	5.25
Total from investment operations	(0.75)	(9.15)	(3.90)	4.07	2.03	2.90	5.45
Less distributions
From net investment income	(0.34)	—	(0.41)	(0.19)	(0.10)	(0.09)	(0.13)
From net realized gain	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)	(0.12)
Total distributions	(0.77)	—	(2.24)	(1.04)	(0.40)	(0.16)	(0.25)
Net asset value, end of period	$10.86	$12.38	$21.53	$27.67	$24.64	$23.01	$20.27
Total return (%)[4]	(5.49)[5,6]	(42.50)[5,6]	(14.20)	16.54	8.81[5]	14.28[5]	36.25[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,323	$1,711	$4,000	$5,987	$3,017	$1,223	$145
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.66[7]	1.38[8]	1.28	1.30	1.36	1.40	1.52
Expenses net of all fee waivers	1.32[7]	1.32[7,8]	1.28	1.30	1.32	1.30	1.16
Expenses net of all fee waivers
and credits	1.32[7]	1.32[7,8]	1.28	1.30	1.32	1.30	1.16
Net investment income	2.16[7]	1.61[7]	1.22	0.89	0.65	0.81	1.13
Portfolio turnover (%)	27	30	35	20	27	16	25

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes 0.01% related to interest expense.

See notes to financial statements

Semiannual report | Classic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Per share operating performance

Net asset value, beginning
of period	$12.19	$21.34	$27.40	$24.42	$22.89	$20.24	$15.05
Net investment income (loss)[3]	0.07	0.13	0.13	0.04	(0.03)	0.01	0.07
Net realized and unrealized gain
(loss) on investments	(0.84)	(9.28)	(4.16)	3.79	1.86	2.71	5.24
Total from investment operations	(0.77)	(9.15)	(4.03)	3.83	1.83	2.72	5.31
Less distributions
From net investment income	(0.21)	—	(0.20)	—	—	—	—[4]
From net realized gain	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)	(0.12)
Total distributions	(0.64)	—	(2.03)	(0.85)	(0.30)	(0.07)	(0.12)
Net asset value, end of period	$10.78	$12.19	$21.34	$27.40	$24.42	$22.89	$20.24
Total return (%)[5]	(5.86)[6,8]	(42.88)[6,8]	(14.80)	15.68	7.99[6]	13.44[6]	35.36[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$60	$79	$208	$332	$296	$200	$47
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.41[7]	2.13[7,9]	2.03	2.01	2.11	2.15	2.27
Expenses net of all fee waivers	2.07[7]	2.07[7,9]	2.03	2.01	2.07	2.05	1.91
Expenses net of all fee waivers
and credits	2.07[7]	2.06[7,9]	2.03	2.01	2.07	2.05	1.91
Net investment income (loss)	1.43[7]	0.86[7]	0.46	0.17	(0.11)	0.03	0.38
Portfolio turnover (%)	27	30	35	20	27	16	25

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Not annualized.

9 Includes 0.01% related to interest expense.

See notes to financial statements

18	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES

Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Per share operating performance
Net asset value, beginning
of period	$12.18	$21.33	$27.39	$24.42	$22.89	$20.24	$15.05
Net investment income (loss)[3]	0.07	0.13	0.13	0.03	(0.02)	0.01	0.07
Net realized and unrealized
gain (loss) on investments	(0.83)	(9.28)	(4.16)	3.79	1.85	2.71	5.24
Total from investment
operations	(0.76)	(9.15)	(4.03)	3.82	1.83	2.72	5.31
Less distributions
From net investment income	(0.21)	—	(0.20)	—	—	—	—[4]
From net realized gain	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)	(0.12)
Total distributions	(0.64)	—	(2.03)	(0.85)	(0.30)	(0.07)	(0.12)
Net asset value, end
of period	$10.78	$12.18	$21.33	$27.39	$24.42	$22.89	$20.24
Total return (%)[5]	(5.78)[6,8]	(42.90)[6,8]	(14.80)	15.64	7.99[6]	13.44[6]	35.36[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$141	$202	$612	$1,132	$832	$423	$82
Ratios (as a percentage
of average net assets):
Expenses before reductions	2.40[7]	2.13[7]	2.03	2.05	2.11	2.15	2.26
Expenses net of all fee
waivers	2.07[7]	2.07[7,9]	2.03	2.05	2.07	2.05	1.91
Expenses net of all fee
waivers and credits	2.07[7]	2.07[7,9]	2.03	2.05	2.07	2.05	1.91
Net investment income (loss)	1.45[7]	0.85[7]	0.46	0.13	(0.10)	0.04	0.39
Portfolio turnover (%)	27	30	35	20	27	16	25

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Not annualized.

9 Includes 0.01% related to interest expense.

See notes to financial statements

Semiannual report | Classic Value Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Per share operating performance

Net asset value, beginning
of period	$12.44	$21.57	$27.73	$24.69	$23.05	$20.30	$15.08
Net investment income[3]	0.13	0.30	0.45	0.34	0.26	0.27	0.27
Net realized and unrealized gain
(loss) on investments	(0.87)	(9.43)	(4.26)	3.86	1.88	2.73	5.26
Total from investment operations	(0.74)	(9.13)	(3.81)	4.20	2.14	3.00	5.53
Less distributions
From net investment income	(0.40)	—	(0.52)	(0.31)	(0.20)	(0.18)	(0.19)
From net realized gain	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)	(0.12)
Total distributions	(0.83)	—	(2.35)	(1.16)	(0.50)	(0.25)	(0.31)
Net asset value, end of period	$10.87	$12.44	$21.57	$27.73	$24.69	$23.05	$20.30
Total return (%)[4,5]	(5.29)[7]	(42.33)[7]	(13.86)	17.01	9.28	14.77	36.81

Ratios and supplemental data

Net assets, end of period (in millions)	$500	$664	$1,155	$1,567	$665	$206	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.07[6]	0.96[6,8]	0.92	0.94	0.98	1.01	1.12
Expenses net of all fee waivers	0.96[6]	0.94[6,8]	0.88	0.89	0.89	0.86	0.76
Expenses net of all fee waivers
and credits	0.96[6]	0.94[6,8]	0.88	0.89	0.89	0.86	0.76
Net investment income	2.55[6]	1.99[6]	1.61	1.30	1.09	1.25	1.54
Portfolio turnover (%)	27	30	35	20	27	16	25

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Not annualized.

8 Includes 0.01% related to interest expense.

See notes to financial statements

20	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

CLASS R1 SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03[3]

Per share operating performance

Net asset value, beginning
of period	$12.35	$21.55	$27.67	$24.63	$23.02	$20.27	$17.20
Net investment income[4]	0.08	0.19	0.23	0.13	0.08	0.07	0.05
Net realized and unrealized
gain (loss) on investments	—	(9.39)	(4.21)	3.85	1.86	2.75	3.24
Total from investment
operations	(0.76)	(9.20)	(3.98)	3.98	1.94	2.82	3.29
Less distributions
From net investment income	(0.28)	—	(0.31)	(0.09)	(0.03)	—	(0.10)
From net realized gain	(0.43)	—	(1.83)	(0.85)	(0.30)	(0.07)	(0.12)
Total distributions	(0.71)	—	(2.14)	(0.94)	(0.33)	(0.07)	(0.22)
Net asset value, end
of period	$10.88	$12.35	$21.55	$27.67	$24.63	$23.02	$20.27
Total return (%)[5]	(5.66)[7]	(42.69)[6,7]	(14.49)	16.15	8.44[6]	13.91[6]	19.21[6,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$9	$22	$29	$12	$2	—[8]
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.77[9]	1.68[9,10]	1.64	1.68	1.69	1.82	1.91[9]
Expenses net of all fee
waivers	1.66[9]	1.66[9,10]	1.64	1.68	1.65	1.72	1.55[9]
Expenses net of all fee
waivers and credits	1.66[9]	1.66[9,10]	1.64	1.68	1.65	1.72	1.55[9]
Net investment income	1.83[9]	1.26[9,10]	0.85	0.51	0.34	0.35	0.69[9]
Portfolio turnover (%)	27	30	35	20	27	16	25[11]

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Class R1 shares began operations on 8-5-03.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes 0.01% related to interest expense.

11 The portfolio turnover shown is calculated for the Fund for the full fiscal year.

See notes to financial statements

Semiannual report | Classic Value Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Classis Value Fund (the Fund) is a diversified series of John Hancock Capital Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R1 shares are available only to certain retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may

22	Classic Value Fund | Semiannual report

occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$2,005,129,377	$—
Level 2 — Other Significant Observable Inputs	30,500,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,035,629,377	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes.

Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income.

Semiannual report | Classic Value Fund	23

The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are

24	Classic Value Fund | Semiannual report

accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $521,751.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $919,103,512 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $919,103,512.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends, and capital gains, if any, annually. There were no distributions during the period ended October 31, 2008. During the year ended December 31, 2007, the tax character of distributions paid was follows: ordinary income $122,281,257 and long-term capital gain $476,185,762. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties

Sector risk – financial services

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would

Semiannual report | Classic Value Fund	25

involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.825% of the next $2,500,000,000 and (c) 0.80% in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The effective rate for the period ended April 30, 2009 is 0.85% of the Fund’s average daily net asset value.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.89% of the Fund’s average daily net asset value, on an annual basis. Accordingly, the expense reductions related to this total expense limitation amounted to $1,169,759. Effective May 1, 2009, the Adviser has contractually agreed to limit the total expenses for the classes as follows: 1.33%, 2.08%, 2.08%, 0.94% and 1.83% for Class A, Class B, Class C, Class I and Class R1, respectively. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class 1 and Class R1 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund.

Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% 1.00% 1.00% and 0.50% of average daily net asset value of Class A, Class B and Class C, and Class R1 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $264,490 with regard to sales of Class A shares. Of this amount, $14,147 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $242,132 was paid as sales commissions to unrelated broker-dealers and $8,211 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining

26	Classic Value Fund | Semiannual report

rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $130,540 for Class B shares and $18,688 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04%, 0.05% for Classes A, B, C, I, and R1 shares, respectively, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• Inaddition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.18% for Classes A, B, and C until April 30, 2009. Waivers and reimbursements under this plan were $1,448,969, $64,721, and $157,351 for Classes A, B and C, respectively, for the period ended April 30, 2009. Effective May 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $610 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,661,612	$2,664,555
Class B	296,875	119,058
Class C	721,770	289,541
Class I	—	162,185
Class R1	25,106	2,511
Total	$2,705,363	$3,237,850

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Classic Value Fund	27

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended April 30, 2009, and October 31, 2008, and the year ended December 31, 2007, along with the corresponding dollar value.

	Period ended 4-30-09[1]		Period ended 10-31-08[2]		Year ended 12-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	41,230,915	$397,070,972	53,342,779	$931,579,600	58,641,767	$1,616,890,345
Distributions
reinvested	9,597,407	95,494,199	—	—	17,287,953	378,260,416

Repurchased	(67,315,402)	(644,625,878)	(100,901,352)	(1,820,145,494)	(106,520,477)	(2,788,561,199)
Net
decrease	(16,487,080)	($152,060,707)	(47,558,573)	($888,565,894)	(30,590,757)	($793,410,438)

Class B shares

Sold	175,373	$1,712,317	293,029	$5,194,793	376,700	$10,255,929
Distributions
reinvested	360,741	3,571,341	—	—	789,591	17,126,244

Repurchased	(1,457,783)	(13,858,979)	(3,600,393)	(65,267,143)	(3,522,251)	(93,121,578)
Net
decrease	(921,669)	($8,575,321)	(3,307,364)	($60,072,350)	(2,355,960)	($65,739,405)

Class C shares

Sold	500,023	$4,937,965	1,377,010	$25,217,074	1,606,141	$43,429,412
Distributions
reinvested	891,227	8,823,144	—	—	2,477,560	53,713,489

Repurchased	(4,873,612)	(47,013,164)	(13,514,489)	(247,067,633)	(16,681,013)	(430,300,693)
Net
decrease	(3,482,362)	($33,252,055)	(12,137,479)	($221,850,559)	(12,597,312)	($333,157,792)

Class I shares

Sold	11,018,887	$105,378,529	28,719,033	$481,668,567	21,957,511	$592,709,537
Distributions
reinvested	4,193,379	41,682,192	—	—	4,735,716	103,806,886

Repurchased	(22,566,290)	(215,557,597)	(28,871,115)	(506,599,268)	(29,653,564)	(783,321,846)
Net
decrease	(7,354,024)	($68,496,876)	(152,082)	($24,930,701)	(2,960,337)	($86,805,423)

Class R1 shares

Sold	176,729	$1,726,649	276,921	$5,029,480	350,637	$9,363,128
Distributions
reinvested	51,536	514,327	—	—	87,625	1,919,000

Repurchased	(337,199)	(3,108,080)	(539,802)	(9,908,676)	(473,051)	(12,729,674)
Net
decrease	(108,934)	($867,104)	(262,881)	($4,879,196)	(34,789)	($1,447,546)

Net
increase
(decrease)	(28,354,069)	($263,252,063)	(63,418,379)	($1,200,298,700)	(48,539,155)	($1,280,560,604)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $567,262,071 and $996,036,755, respectively.

28	Classic Value Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Classic
Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Classic Value Fund II	29

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 10-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Value Index. However, the Board continues to have concerns that the Fund’s performance for more recent periods is lower than the performance of the Peer Group and Category medians and benchmark index. Because of the underperformance for more recent periods, the Board made further inquiry of the Adviser and Subadviser.

The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s value orientation. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style.

The Board considered recent market conditions that had a large impact on the Fund’s performance results. The Subadviser explained how recent market conditions disfavored the Fund’s value investment style. The Adviser provided supplemental analysis, which showed how the Subadviser’s investment style performed well under different market conditions.

The Board was satisfied that the Subadviser and Adviser appreciated its concerns, had satisfactorily explained the Fund’s underperformance and were diligently pursuing the Fund’s investment objective consistent with its investment strategy and style. The Board viewed favorably the Fund’s longer-term performance and noted times in the Fund’s history in which it outperformed comparable funds.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding

30	Classic Value Fund II | Semiannual report

the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio. The Board noted that the Adviser agreed to maintain the fee waivers for an additional year.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board noted that the Fund was closed to new investors for most of 2007 due to capacity constraints and considered the impact of the closure on the Fund’s potential to realize economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the

Semiannual report | Classic Value Fund II	31

ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8-9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

32	Classic Value Fund II | Semiannual report

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock Classic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Capital Series.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	146,656,829.9440	57.078%	95.349%
Withhold	7,153,227.8700	2.784%	4.651%

TOTAL	153,810,057.8140	59.862%	100.000%

John G. Vrysen
Affirmative	146,727,584.4490	57.106%	95.395%
Withhold	7,082,473.3650	2.756%	4.605%

TOTAL	153,810,057.8140	59.862%	100.000%

James F. Carlin
Affirmative	146,555,875.3670	57.039%	95.284%
Withhold	7,254,182.4470	2.823%	4.716%

TOTAL	153,810,057.8140	59.862%	100.000%

William H. Cunningham
Affirmative	146,606,710.9980	57.059%	95.317%
Withhold	7,203,346.8160	2.803%	4.683%

TOTAL	153,810,057.8140	59.862%	100.000%

Deborah Jackson
Affirmative	146,526,516.8960	57.027%	95.265%
Withhold	7,283,540.9180	2.835%	4.735%

TOTAL	153,810,057.8140	59.862%	100.000%

Charles L. Ladner
Affirmative	146,568,916.3790	57.044%	95.292%
Withhold	7,241,141.4350	2.818%	4.708%

TOTAL	153,810,057.8140	59.862%	100.000%

Stanley Martin
Affirmative	146,579,937.5570	57.048%	95.299%
Withhold	7,230,120.2570	2.814%	4.701%

TOTAL	153,810,057.8140	59.862%	100.000%

Patti McGill Peterson
Affirmative	146,528,078.9930	57.028%	95.266%
Withhold	7,281,978.8210	2.834%	4.734%

TOTAL	153,810,057.8140	59.862%	100.000%

Semiannual report | Classic Value Fund	33

John A. Moore
Affirmative	146,611,813.5980	57.060%	95.320%
Withhold	7,198,244.2160	2.802%	4.680%

TOTAL	153,810,057.8140	59.862%	100.000%

Steven R. Pruchansky
Affirmative	146,600,833.0080	57.056%	95.313%
Withhold	7,209,224.8060	2.806%	4.687%

TOTAL	153,810,057.8140	59.862%	100.000%

Gregory A. Russo
Affirmative	146,651,626.2420	57.076%	95.346%
Withhold	7,158,431.5720	2.786%	4.654%

TOTAL	153,810,057.8140	59.862%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Capital Series and its series, John Hancock Classic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Capital Series and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 DID NOT PASS ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	73,346,456.3160	34.232%	56.089%
Against	2,438,535.8585	1.138%	1.865%
Abstain	2,271,151.5135	1.060%	1.737%
Broker Non-Votes	52,711,211.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

3A. Revise: Concentration

Affirmative	73,027,268.5226	34.083%	55.845%
Against	2,778,223.7908	1.297%	2.125%
Abstain	2,250,651.3746	1.050%	1.721%
Broker Non-Votes	52,711,211.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

3B. Revise: Diversification

Affirmative	73,139,229.7520	34.135%	55.931%
Against	2,680,842.9008	1.251%	2.050%
Abstain	2,236,069.0352	1.044%	1.710%
Broker Non-Votes	52,711,213.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

34	Classic Value Fund | Semiannual report

3C. Revise: Underwriting

Affirmative	72,939,430.0962	34.042%	55.778%
Against	2,752,564.6821	1.285%	2.105%
Abstain	2,364,145.9097	1.103%	1.808%
Broker Non-Votes	52,711,214.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

3D. Revise: Real Estate

Affirmative	72,929,340.8826	34.037%	55.770%
Against	2,774,647.1167	1.295%	2.122%
Abstain	2,352,150.6887	1.098%	1.799%
Broker Non-Votes	52,711,216.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

3E. Revise: Loans

Affirmative	72,790,337.9838	33.973%	55.664%
Against	2,949,215.9035	1.376%	2.255%
Abstain	2,316,583.8007	1.081%	1.772%
Broker Non-Votes	52,711,217.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

3F. Revise: Senior Securities

Affirmative	72,807,780.7221	33.980%	55.678%
Against	2,878,834.9782	1.344%	2.201%
Abstain	2,369,533.9877	1.106%	1.812%
Broker Non-Votes	52,711,205.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009. (There was no Quorum for Classes C and R1)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	47,322,091.8838	33.900%	48.900%
Against	2,481,766.2499	1.778%	2.564%
Abstain	1,768,354.3853	1.267%	1.827%
Broker Non-Votes	45,202,519.0000	32.382%	46.709%

TOTAL	96,774,731.5190	69.327%	100.000%

Semiannual report | Classic Value Fund	35

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,800,382.9444	28.868%	54.310%
Against	89,874.7805	1.441%	2.711%
Abstain	121,691.9091	1.951%	3.671%
Broker Non-Votes	1,303,055.0000	20.893%	39.308%

TOTAL	3,315,004.6340	53.153%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	3,328,830.9812	22.112%	51.462%
Against	309,161.7698	2.054%	4.780%
Abstain	206,312.5740	1.371%	3.190%
Broker Non-Votes	2,624,158.0000	17.432%	40.568%

TOTAL	6,468,463.3250	42.969%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	230,937.7110	29.451%	81.882%
Against	952.0010	.121%	.338%
Abstain	23,788.0000	3.034%	8.434%
Broker Non-Votes	26,359.0000	3.362%	9.346%

TOTAL	282,036.7120	35.968%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

Affirmative	61,838,734.4293	28.861%	47.290%
Against	13,872,120.1432	6.474%	10.608%
Abstain	2,345,280.1155	1.095%	1.793%
Broker Non-Votes	52,711,220.0000	24.601%	40.309%

TOTAL	130,767,354.6880	61.031%	100.000%

36	Classic Value Fund | Semiannual report

Proposal 6: To revise merger approval requirements for John Hancock Capital Series

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	79,291,938.4620	30.861%	51.552%
Against	4,230,441.8780	1.646%	2.750%
Abstain	2,997,074.4740	1.166%	1.949%
Broker Non-Votes	67,290,603.0000	26.189%	43.749%

TOTAL	153,810,057.8140	59.862%	100.000%

Semiannual report | Classic Value Fund	37

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	Pzena Investment Management, LLC
Deborah C. Jackson*
Charles L. Ladner	Principal distributor
Stanley Martin*	John Hancock Funds, LLC
Dr. John A. Moore
Steven R. Pruchansky	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
*Member of the Audit Committee	John Hancock Signature Services, Inc.

†Non-Independent Trustee	Legal counsel
K&L Gates LLP
Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

38	Classic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	380SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009